Equity Method Investments	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
12. Equity method investments
Equity method investments at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	2025	2026
Investment in corporate entities	¥973,795	¥868,090
Investment in real estate joint ventures	137,274	127,528
Investment in partnerships and other investments	208,946	310,694

	¥1,320,015	¥1,306,312

Certain equity method investees are listed on stock exchanges. The aggregate investment in and quoted market value of those equity method investees amounted to ¥107,524 million and ¥107,466 million, respectively, as of March 31, 2025 and ¥
110,714
 million and ¥
112,537
 million, respectively, as of March 31, 2026.
In fiscal 2024, 2025 and 2026, the Company and its subsidiaries received dividends from equity method investees of ¥25,820 million, ¥30,151 million and ¥
55,535
 million, respectively.
In the Company’s consolidated balance sheets, the book value of equity method investments over the underlying equity in the net assets of such equity method investees as of date of the most recent available financial statements of the investees were ¥127,779 million and ¥
42,600
 million as of March 31, 2025 and 2026, respectively. The basis differences mainly consist of goodwill and fair value adjustments for fixed assets. The basis differences would be amortized and adjusted for impairment, if any, and the changes in the differences are included in equity in net income (loss) of equity method investments.
Companies comprising a significant portion of investment in corporate entities were Kansai Airports
 (40% of equity share), DOCOMO Finance, Inc. (34% of equity share) and Avolon Holdings Limited (30% of equity share) as of March 31, 2025 and 2026.
Summarized financial information relating to the equity method investees for fiscal 2024, 2025 and 2026 is as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):
In fiscal 2026, TB Investment Limited Partnership (the “Partnership”, 20% of equity share) represents a significant portion of the Company’ equity method investments. Accordingly, the Partnership is presented separately from all other equity method investees. The Company applies a three-month reporting lag in recognizing its share of the results of the Partnership. Accordingly, the summarized financial information for fiscal 2026 is presented as of December 31, 2025.

Summarized financial information relating to TB Investment Limited Partnership

	Millions of yen
	2024	2025	2026
Operations:
Total revenues	¥759,042	¥3,506,193	¥3,558,900
Income before income taxes	(76,343)	174,744	613,324
Net income	(70,020)	76,819	340,103

Financial position:
Total assets	¥4,429,618	¥4,694,585	¥4,839,652
Total liabilities	3,157,087	3,652,131	3,331,150
Total equity	1,272,531	1,042,454	1,508,502

Summarized financial information relating to all other equity method investees

	Millions of yen
	2024	2025	2026
Operations:
Total revenues	¥2,112,692	¥2,293,309	¥2,215,250
Income before income taxes	343,309	432,759	743,907
Net income	268,026	343,938	674,849

Financial position:
Total assets	¥22,259,744	¥23,580,665	¥22,236,185
Total liabilities	14,021,875	15,209,476	13,678,221
Total equity	8,237,869	8,371,189	8,557,964
For information about significant transactions between the Company and its subsidiaries, and equity method investees except as described above, see Note 7 “Installment Loans” and Note 31 “Commitments, Guarantees and Contingent Liabilities.”